October 4, 1996

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Colonial Trust VI (the "Trust")
         Colonial Aggressive Growth Fund (the "Fund")
         File Nos. 811-6529 & 33-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund does not differ from that contained in Post-Effective Amendment No. 10 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 27, 1996.

Very truly yours,

COLONIAL AGGRESSIVE GROWTH FUND



By:ELLEN HARRINGTON
   Assistant Secretary


Enclosures

cc:       B. Leveille
          J. Loder
          P. MacDougall
          D. Bergerson-Moore
          M. Telman
          J. Haynie
          M. Rega
          E. Edson